12. ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
OPERATING ACTIVITIES FROM DISCONTINUED OPERATIONS
Loss of discontinued operations		R$ (915,809)	R$ (2,351,740)		R$ (132,089)
Adjustments for:
Depreciation and amortization		1,503,039	962,677		895,528
Depreciation and depletion of biological assets		798,239	784,524		736,768
Loss on disposals of property, plant and equipments		(15,402)	(51,004)		(8,423)
Provision for tax, civil and labor risks		(836,357)	(214,439)		(443,318)
Provision for losses in inventories		(130,646)	(226,046)		35,173
Financial results, net		(1,865,399)	(2,241,474)		(1,881,758)
Restatement by hyperinflation			130,210
Others	[1]	589,484	176,799		244,852
Cash flow (used in) provided by operating activities before working capital		5,598,175	2,310,716		2,785,754
Trade accounts receivable		(182,126)	992,512		(682,100)
Inventories		(130,646)	(226,046)		35,173
Biological assets - current		(94,087)	(50,093)		224,854
Trade accounts payable		(392,533)	(1,051,368)		1,085,360
Supply chain finance		(31,760)	170,940		(621,242)
Cash generated by operating activities		4,767,023	2,146,661		2,827,799
Investments in securities at FVTPL	[2]	92,911	273,678		(7,609)
Redemptions of securities at FVTPL	[2]	39,189	143,669		53,336
Payment of interests		180,686	177,299		405,502
Other operating assets and liabilities		(96,764)	(265,480)		(781,530)
Net cash (used in) provided by operating activities from discontinued operations		(109,234)	(132,699)		(20,451)
INVESTING ACTIVITIES FROM DISCONTINUED OPERATIONS
Additions to property, plant and equipment		(417,165)	(578,037)		(681,184)
Additions to biological assets - non-current		(837,930)	(845,311)		(681,681)
Additions to intangible assets		(64,320)	(20,535)		(51,056)
Proceeds from disposals of property, plant, equipment and investments		215,147	261,576		150,284
Net cash used in investing activities from discontinued operations		1,848,694	(89,219)		(84,149)
FINANCING ACTIVITIES FROM DISCONTINUING OPERATIONS
Proceeds from debt issuance		5,399,158	6,500,102		8,020,243
Repayment of debt		(9,481,138)	(6,223,963)		(7,332,523)
Net cash (used in) provided by financing activities from discontinued operations		1,567	(99,818)		9,412
Net increase (decrease) in cash and cash equivalents		(798,226)	(974,818)		(346,090)
Discontinued Operations [Member]
OPERATING ACTIVITIES FROM DISCONTINUED OPERATIONS
Loss of discontinued operations		(915,809)	(2,351,740)		(132,089)
Adjustments for:
Depreciation and amortization		3,776	3,776		228,789
Depreciation and depletion of biological assets		9,700	9,700		27,248
Loss on disposals of property, plant and equipments		5,598	5,598		8,629
Provision for tax, civil and labor risks		(493)	(493)		(66,968)
Income from associates and joint ventures		(21)	(21)
Gain (loss) on disposal of discontinued operations		757,256	757,256
Provision for losses in inventories		59,135	59,135		71,670
Impairment		81,329	81,329		2,476,152
Financial results, net		31,631	31,631		(483,802)
Deferred income tax		(116,883)	(116,883)		104,750
Restatement by hyperinflation					(426,535)
Others		32,821	32,821		(17,388)
Cash flow (used in) provided by operating activities before working capital		(118,347)	(118,347)		(500,865)
Trade accounts receivable		(133,233)	(133,233)		37,892
Inventories		59,135	59,135		71,670
Biological assets - current		55	55		3,024
Trade accounts payable		50,947	50,947		(269,404)
Supply chain finance		(28)	(28)		(374)
Cash generated by operating activities		(141,471)	(141,471)		(658,057)
Investments in securities at FVTPL		(6,472)	(6,472)	[2]	(403,242)	[2]
Redemptions of securities at FVTPL		29,097	29,097	[2]	340,696	[2]
Payment of interests					(29,815)
Other operating assets and liabilities		9,612	9,612		617,719
Net cash (used in) provided by operating activities from discontinued operations		(109,234)	(109,234)		(132,699)
INVESTING ACTIVITIES FROM DISCONTINUED OPERATIONS
Additions to property, plant and equipment		(14,350)	(14,350)		(57,280)
Additions to biological assets - non-current		(11,911)	(11,911)		(31,840)
Additions to intangible assets					(99)
Proceeds from disposals of property, plant, equipment and investments		1,874,955	1,874,955
Net cash used in investing activities from discontinued operations		1,848,694	1,848,694		(89,219)
FINANCING ACTIVITIES FROM DISCONTINUING OPERATIONS
Proceeds from debt issuance		10,122	10,122		821,674
Repayment of debt		(8,555)	(8,555)		(921,492)
Net cash (used in) provided by financing activities from discontinued operations		1,567	1,567		(99,818)
Net increase (decrease) in cash and cash equivalents		R$ 1,741,027	R$ 1,741,027		R$ (321,736)

[1]	Contemplates the effects of the class action (note 1.3).
[2]	FVTPL: Fair Value Through Profit and Loss.